Document and Entity Information	12 Months Ended
Oct. 23, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2012
Registrant Name	FIDELITY MT VERNON STREET TRUST
Central Index Key	0000707823
Amendment Flag	false
Document Creation Date	Oct. 22, 2013
Document Effective Date	Oct. 23, 2013
Prospectus Date	Oct. 23, 2013